Distribution of Net Revenue by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
Net Revenue	$ 388,231	$ 349,634
Ireland
Segment Reporting Information [Line Items]
Net Revenue	114,090	85,361
Rest Of Europe
Segment Reporting Information [Line Items]
Net Revenue	84,088	86,401
United States
Segment Reporting Information [Line Items]
Net Revenue	150,064	141,679
Rest of World
Segment Reporting Information [Line Items]
Net Revenue	$ 39,989	$ 36,193